Fair value measurement - Additional information - Derivatives and hedging (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net investment hedge
Derivatives and hedging
Notional amount	$ 0
Net investment hedge | Subordinated capital securities
Derivatives and hedging
Notional amount		$ 3,700
Effectiveness of hedging		100.00%
Cash flow hedges
Derivatives and hedging
Notional amount	0
Fair value hedges
Derivatives and hedging
Notional amount	$ 0